INVESTMENTS (EQUITY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Carrying value of equity investments	$ 1,295	$ 1,363
Total equity in net earnings (losses) for equity method investments	$ 60	$ 71	$ 206